Revenue from Contracts with Customers: (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commercial revenues	$ 4,121,709	$ 3,877,530	$ 2,772,543
Retail stores [Member]
Commercial revenues		1,194,772	904,465
Access fees on non permanent ground transportation [Member]
Commercial revenues		47,756	42,916
Car parking and related Access fees [Member]
Commercial revenues		183,977	83,493
Duty free shops [Member]
Commercial revenues	1,861,116	881,705	640,793
Food and beverage [Member]
Commercial revenues	738,371	609,304	439,101
Advertising revenues [Member]
Commercial revenues	161,214	139,545	122,941
Car rental companies [Member]
Commercial revenues	611,864	379,162	221,100
Banking and currency exchange services [Member]
Commercial revenues	119,855	97,311	86,780
Teleservices [Member]
Commercial revenues	14,139	12,973	10,869
Ground transportations [Member]
Commercial revenues	76,106	5,729	2,562
Other services [Member]
Commercial revenues	$ 539,044	$ 325,296	$ 217,523